Taxes - Schedule of Reconciles Singapore Statutory Rates (Details)	6 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 SGD ($)
Schedule of Reconciles Singapore Statutory Rates [Abstract]
Income before income tax	$ 1,454,184	$ 1,133,336	$ 2,651,056
Singapore statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense computed at statutory rate	$ 247,211	$ 192,667	$ 450,679
Income not subject to tax in Singapore	(163)	(127)	(4,350)
Non-deductible expenses	48,876	38,092	73,973
Tax exemption and rebates	(48,732)	(37,980)	(9,520)
Underprovision of tax in prior financial year	89,985	70,131
Others			42,907
Income tax expense	$ 337,177	$ 262,783	$ 553,689